Exhibit 99.3

Monthly Investor Report: Verizon Master Trust - VZMT 2023-4

Collection Period	July 2025
Payment Date	08/20/2025
Transaction Month	26
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	6/22/26	06/20/2029	$537,800,000.00		5.16%			5.16%
Class A-1b	6/22/26	06/20/2029	$175,000,000.00	30	SOFR +0.85%	08/13/2025	4.34270%	5.19%
Class B	6/22/26	06/20/2029	$54,500,000.00		4.57%			4.57%
Class C	6/22/26	06/20/2029	$32,700,000.00		5.65%			5.65%

Total			$800,000,000.00

Series 2023-4 Allocation % x Group One Available Funds								$56,251,786.63
Amounts paid by the Cap Counterparty								N/A
Available Subordinated Amounts								$0.00
Amounts drawn on the Reserve Account								$0.00
Amounts released from Principal Funding Account								$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption

Total Available Funds								$56,251,786.63

Beginning of Period Reserve Account Balance								$8,719,346.05
Required Reserve Amount								$8,719,346.05
Shortfall in Required Reserve Amount								$0.00
Reserve Account funds needed this period (True/False)								FALSE
Reserve Account draw amount required								0.00
Reserve Account Deposit Amount								$0.00

End of Period Reserve Account Balance								$8,719,346.05

Waterfall Distribution				Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee				$58.96	$58.96	$0.00	$0.00	$56,251,727.67
Owner Trustee Fee				$0.00	$0.00	$0.00	$0.00	$56,251,727.67
Asset Representations Reviewer Fee				$32.63	$32.63	$0.00	$0.00	$56,251,695.04
Supplemental ARR Fee				$130.54	$130.54	$0.00	$0.00	$56,251,564.50
Indenture Trustee Fee				$1,250.00	$1,250.00	$0.00	$0.00	$56,250,314.50
Servicing Fee				$620,240.39	$620,240.39	$0.00	$0.00	$55,630,074.11
Class A-1a Note Interest				$2,312,540.00	$2,312,540.00	$0.00	$0.00	$53,317,534.11
Class A-1b Note Interest				$757,268.75	$757,268.75	$0.00	$0.00	$52,560,265.36
First Priority Principal Payment				$0.00	$0.00	$0.00	$0.00	$52,560,265.36
Class B Note Interest				$207,554.17	$207,554.17	$0.00	$0.00	$52,352,711.19
Second Priority Principal Payment				$0.00	$0.00	$0.00	$0.00	$52,352,711.19
Class C Note Interest				$153,962.50	$153,962.50	$0.00	$0.00	$52,198,748.69
Third Priority Principal Payment				$0.00	$0.00	$0.00	$0.00	$52,198,748.69
Reserve Account up to Required Reserve Amount				$0.00	$0.00	$0.00	$0.00	$52,198,748.69
Regular Priority Principal Payment				$0.00	$0.00	$0.00	$0.00	$52,198,748.69
Supplemental Successor Servicer Fee				$0.00	$0.00	$0.00	$0.00	$52,198,748.69
Additional Interest Amounts				$0.00	$0.00	$0.00	$0.00	$52,198,748.69
Make-Whole Payments				$0.00	$0.00	$0.00	$0.00	$52,198,748.69
Additional Fees and Expenses				$0.00	$0.00	$0.00	$0.00	$52,198,748.69
Additional Trust Expenses				$0.00	$0.00	$0.00	$0.00	$52,198,748.69
Class R Interest				$52,198,748.69	$52,198,748.69	$0.00	$0.00	$0.00

Total				$56,251,786.63	$56,251,786.63	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts								$0.00

Noteholder Payments			Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a			$0.00	$0.00	$2,312,540.00	$0.00	$0.00	$2,312,540.00
Class A-1b			$0.00	$0.00	$757,268.75	$0.00	$0.00	$757,268.75
Class B			$0.00	$0.00	$207,554.17	$0.00	$0.00	$207,554.17
Class C			$0.00	$0.00	$153,962.50	$0.00	$0.00	$153,962.50

Total			$0.00	$0.00	$3,431,325.42	$0.00	$0.00	$3,431,325.42

Noteholder Payments	Note Balance per $1,000 of Notes	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
		Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$4.30	$0.00	$4.30	$537,800,000.00	1.00	$537,800,000.00	1.00
Class A-1b	$1,000.00	$4.33	$0.00	$4.33	$175,000,000.00	1.00	$175,000,000.00	1.00
Class B	$1,000.00	$3.81	$0.00	$3.81	$54,500,000.00	1.00	$54,500,000.00	1.00
Class C	$1,000.00	$4.71	$0.00	$4.71	$32,700,000.00	1.00	$32,700,000.00	1.00

Total	$1,000.00	$4.29	$0.00	$4.29	$800,000,000.00	1.00	$800,000,000.00	1.00

					Beginning Period		Add: Deposit	Ending Period
Principal Funding Account Limit					$400,000,000.00			$400,000,000.00
Principal Funding Account balance					$0.00		$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.